Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	3,628	$ 4,094
International Equity Funds - 14.3%
Transamerica Emerging Markets Equity (C)	1,665,701	13,342,262
Transamerica International Equity (C)	2,594,858	55,374,258
Transamerica International Focus (C)	2,765,579	18,722,970
Transamerica International Small Cap Value (C)	289,867	4,249,456
Transamerica International Stock (C)	4,802,392	57,196,494
		148,885,440
International Fixed Income Fund - 3.2%
Transamerica Emerging Markets Debt (C)	3,615,363	32,972,112
U.S. Equity Funds - 37.9%
Transamerica Capital Growth (B)(C)	1,304,220	16,185,376
Transamerica Large Cap Value (C)	10,926,966	166,854,770
Transamerica Mid Cap Growth (C)	690,147	7,529,505
Transamerica Mid Cap Value Opportunities (C)	893,793	9,804,905
Transamerica Small Cap Growth (C)	639,708	4,177,296
Transamerica Small Cap Value (C)	866,453	4,332,266
Transamerica Sustainable Equity Income (C)	1,846,117	15,138,156
Transamerica US Growth (C)	5,435,357	169,583,129
		393,605,403
U.S. Fixed Income Funds - 42.5%
Transamerica Bond (C)	13,331,908	106,255,311
Transamerica Core Bond (C)	29,492,941	250,100,137
Transamerica Floating Rate (C)	813,391	7,377,453
Transamerica High Yield Bond (C)	1,660,223	13,680,239
Transamerica Inflation Opportunities (C)	3,588,473	34,844,070
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	3,242,929	$ 30,094,385
Transamerica Short-Term Bond (C)	936	9,182
		442,360,777
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	1,141,969	10,449,017
Total Investment Companies (Cost $912,418,409)		1,028,276,843
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF	9,487	489,244
Health Care Select Sector SPDR Fund	12,016	1,764,790
Total Exchange-Traded Funds (Cost $2,121,124)		2,254,034

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $8,771,603 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $8,945,731.	$ 8,770,288	8,770,288
Total Repurchase Agreement (Cost $8,770,288)		8,770,288
Total Investments (Cost $923,309,821)		1,039,301,165
Net Other Assets (Liabilities) - 0.1%		532,341
Net Assets - 100.0%		$ 1,039,833,506
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	557	03/20/2025	$60,713,208	$60,625,969	$—	$(87,239)
S&P 500® E-Mini Index	6	03/21/2025	1,799,217	1,820,175	20,958	—
TOPIX Index	20	03/13/2025	3,526,502	3,599,084	72,582	—
Total Futures Contracts					$93,540	$(87,239)
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,028,272,749	$—	$—	$1,028,272,749
Exchange-Traded Funds	2,254,034	—	—	2,254,034
Repurchase Agreement	—	8,770,288	—	8,770,288
Total	$1,030,526,783	$8,770,288	$—	$1,039,297,071
Investment Companies Measured at Net Asset Value (D)				4,094
Total Investments				$1,039,301,165
Other Financial Instruments
Futures Contracts (H)	$93,540	$—	$—	$93,540
Total Other Financial Instruments	$93,540	$—	$—	$93,540
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(87,239)	$—	$—	$(87,239)
Total Other Financial Instruments	$(87,239)	$—	$—	$(87,239)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$97,053,290	$18,670,577	$(8,500,000)	$(87,394)	$(881,162)	$106,255,311	13,331,908	$1,169,647	$—
Transamerica Capital Growth	15,881,356	—	(4,000,000)	653,950	3,650,070	16,185,376	1,304,220	—	—
Transamerica Core Bond	227,115,127	28,561,616	(3,000,000)	(42,166)	(2,534,440)	250,100,137	29,492,941	2,561,616	—
Transamerica Emerging Markets Debt	30,717,417	2,718,322	—	—	(463,627)	32,972,112	3,615,363	718,322	—
Transamerica Emerging Markets Equity	9,458,623	4,013,996	—	—	(130,357)	13,342,262	1,665,701	13,996	—
Transamerica Energy Infrastructure	8,915,014	591,835	—	—	942,168	10,449,017	1,141,969	91,835	—
Transamerica Floating Rate	5,234,010	2,121,563	—	—	21,880	7,377,453	813,391	121,563	—
Transamerica Global Allocation Liquidating Trust	4,360	—	—	—	(266)	4,094	3,628	—	—
Transamerica High Yield Bond	8,430,557	5,181,941	—	—	67,741	13,680,239	1,660,223	181,941	—
Transamerica Inflation Opportunities	30,287,995	4,746,362	—	—	(190,287)	34,844,070	3,588,473	246,362	—
Transamerica International Equity	38,957,962	26,160,349	(11,000,000)	2,639,872	(1,383,925)	55,374,258	2,594,858	1,033,772	126,577
Transamerica International Focus	18,246,510	3,090,674	—	—	(2,614,214)	18,722,970	2,765,579	285,159	2,805,516
Transamerica International Small Cap Value	3,137,241	1,178,004	—	—	(65,789)	4,249,456	289,867	133,699	44,305
Transamerica International Stock	50,513,191	7,970,274	—	—	(1,286,971)	57,196,494	4,802,392	1,439,646	1,530,628
Transamerica Large Cap Value	125,218,103	43,041,448	(5,400,000)	1,129,099	2,866,120	166,854,770	10,926,966	1,047,565	1,493,882
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$26,546,665	$4,429,002	$—	$—	$(881,282)	$30,094,385	3,242,929	$428,724	$278
Transamerica Mid Cap Growth	5,544,578	1,428,417	—	—	556,510	7,529,505	690,147	—	228,417
Transamerica Mid Cap Value Opportunities	2,475,466	7,228,474	—	—	100,965	9,804,905	893,793	37,597	190,877
Transamerica Short-Term Bond	9,072	100	—	—	10	9,182	936	100	—
Transamerica Small Cap Growth	4,420,934	444,227	(700,000)	(98,717)	110,852	4,177,296	639,708	—	444,227
Transamerica Small Cap Value	4,239,038	940,431	—	—	(847,203)	4,332,266	866,453	79,507	860,924
Transamerica Sustainable Equity Income	13,223,962	2,435,850	—	—	(521,656)	15,138,156	1,846,117	43,309	892,540
Transamerica US Growth	125,878,688	54,129,552	(4,500,000)	1,339,510	(7,264,621)	169,583,129	5,435,357	209,977	17,419,575
Total	$851,509,159	$219,083,014	$(37,100,000)	$5,534,154	$(10,749,484)	$1,028,276,843	91,612,919	$9,844,337	$26,037,746

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,094	0.0%(A)

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds